UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating Activities
Net income (loss)	$ 115	$ 165
Adjusted for the following items:
Equity accounted earnings, net of distributions	14	(10)
Impairment expense, net	142	324
Depreciation and amortization expense	1,071	752
Gain on acquisitions/dispositions, net	(179)	(520)
Provisions and other items	140	166
Deferred income tax expense (recovery)	(165)	(22)
Changes in non-cash working capital, net	824	478
Cash from operating activities	1,962	1,333
Financing Activities
Proceeds from non-recourse subsidiary borrowings	2,478	13,044
Repayment of non-recourse subsidiary borrowings	(2,504)	(975)
Proceeds from corporate borrowings	283	0
Repayment of corporate borrowings	(30)	0
Proceeds from other financing	57	1,721
Repayment of other financing	(63)	0
Proceeds from (repayment of) other credit facilities, net	(339)	382
Lease liability repayment	(114)	(92)
Capital provided by limited partners and Redemption-Exchange Unitholders	0	781
Capital provided by others who have interests in operating subsidiaries	439	2,221
Capital paid to others who have interests in operating subsidiaries	(36)	0
Partnership units repurchased	(13)	(3)
Distributions to limited partners and Redemption-Exchange Unitholders	(18)	(16)
Distributions to others who have interests in operating subsidiaries	(729)	(827)
Cash flows from (used in) financing activities	(589)	16,236
Acquisitions
Subsidiaries, net of adjustments, and net of cash acquired	90	(17,068)
Property, plant and equipment and intangible assets	(671)	(472)
Equity accounted investments	(445)	(4)
Financial assets and other	(914)	(42)
Dispositions
Subsidiaries, net of cash disposed	165	709
Property, plant and equipment	26	55
Financial assets and other	777	182
Net settlement of hedges	124	51
Restricted cash and deposits	(251)	75
Cash from (used in) investing activities	(1,099)	(16,514)
Cash
Change during the period	274	1,055
Impact of foreign exchange on cash	(122)	4
Net change in cash classified within assets held for sale	0	(68)
Balance, beginning of year	1,986	1,949
Balance, end of period	$ 2,138	$ 2,940